Filed pursuant to Rule 497(e)

under the Securities Act of 1933,

as amended Securities Act File

No. 333-141120

FUNDVANTAGE TRUST

Polen Growth Fund

Supplement dated December 29, 2023 to the Polen Growth Fund’s (the “Fund”) Prospectus and Statement of Additional Information (“SAI”), each dated September 1, 2023.

Polen Capital Management, LLC, the Fund’s investment adviser, has modified the job title of Brandon Ladoff, one of the Fund’s portfolio managers. Accordingly, effective immediately, any reference in the Fund’s Prospectus and SAI, as amended, to Mr. Ladoff’s previous title “of Portfolio Manager and Director of Sustainable Investing” is hereby replaced with “Portfolio Manager and Head of Sustainable Investing.”

Additionally, effective January 1, 2024 (the “Effective Date”), Damon Ficklin will assume the role of a portfolio manager for the Fund.

Accordingly, as of the Effective Date, the Prospectus is revised as follows:

1.	The section entitled “Portfolio Managers” on page 5 of the Prospectus is hereby amended by inserting the following:

Damon Ficklin, Head of Team, Portfolio Manager and Analyst, has served as a portfolio manager for the Fund since January 2024. He previously served as portfolio manager for the Fund from 2012 to 2019. He has been a member of Polen Capital’s Large Company Growth Team since joining the firm in 2003.

2.	The section entitled “Portfolio Managers” on page 10 of the Prospectus is hereby amended by deleting the heading and related disclosure in their entirety and inserting the following:

PORTFOLIO MANAGERS

Dan Davidowitz, CFA, Portfolio Manager and Analyst, is portfolio manager for the Focus Growth strategy and a member of the investment team at Polen Capital. Mr. Davidowitz joined Polen Capital in 2005 after spending five years as Vice President and Research Analyst at Osprey Partners Investment Management, and with Mr. Ficklin and Mr. Ladoff, is responsible for the day-to-day portfolio management and investment analysis for the Fund. Mr. Davidowitz received his B.S. with high honors in Public Health from Rutgers University and an M.B.A. from the City University of New York, Baruch College Zicklin School of Business.

Damon Ficklin, Head of Team, Portfolio Manager and Analyst, is portfolio manager for the Focus Growth and Global Growth stratgies, and a member of the investment team at Polen Capital. Mr. Ficklin joined Polen Capital in 2003 and previously served as a portfolio manager for the Fund from 2012 to 2019. Mr. Ficklin, with Mr. Davidowitz and Mr. Ladoff, is responsible for the day-to-day portfolio management and investment analysis for the Fund. Prior to joining Polen Capital, Mr. Ficklin spent one year as an equity analyst at Morningstar. Prior to that, he spent four years as a tax consultant at PricewaterhouseCoopers LLP. Mr. Ficklin earned a B.S., magna cum laude, in Accounting from the University of South Florida, an M.S.A. from Appalachian State University, and an M.B.A. with high honors from The University of Chicago Booth School of Business.

Brandon Ladoff, Portfolio Manager and Head of Sustainable Investing, is portfolio manager for the Focus Growth strategy and a member of the investment team at Polen Capital. Mr. Ladoff joined Polen Capital in 2013 and, with Mr. Davidowitz and Mr. Ficklin, is responsible for the day-to-day portfolio management and investment analysis for the Fund. Prior to joining Polen Capital, Mr. Ladoff spent over four years as a corporate lawyer at Willkie Farr & Gallagher LLP. Prior to that, he spent a year as a Tax Associate at PricewaterhouseCoopers LLP. Mr. Ladoff received his B.S. in Accounting from the University of Florida, where he graduated summa cum laude. He also completed a Certificate in Business Policy at the Wharton School of Business and earned a J.D. from the University of Pennsylvania Law School, where he graduated cum laude.

The Fund’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of Fund shares.

In addition, as of the Effective Date, the SAI is revised as follows:

3.	The section entitled “Portfolio Managers” beginning on page 43 of the SAI is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

The management of the Fund is the responsibility of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Messrs. Davidowitz, Ficklin, and Ladoff, who collectively are the portfolio managers responsible for the day-to-day management of the Fund;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio managers. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Fund’s portfolio managers from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts; and

(iv)	“Ownership of Securities.” Information regarding the portfolio managers’ dollar range of equity securities beneficially owned in the Fund.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Messrs. Davidowitz, Ficklin, and Ladoff, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of November 30, 2023:

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)

Dan Davidowitz
Other Registered Investment Companies	4	503.19	0	0
Other Pooled Investment Vehicles	8	5,667	0	0
Other Accounts:	2,427	35,552	5	2,456

Damon Ficklin
Other Registered Investment Companies	3	517.93	0	0
Other Pooled Investment Vehicles	2	780.68	1	29.76
Other Accounts:	643	3,822	1	199.12

Brandon Ladoff
Other Registered Investment Companies	4	503.19	0	0
Other Pooled Investment Vehicles	8	5,667	0	0
Other Accounts:	2,427	35,552	5	2,456

Material Conflicts of Interest. Polen Capital provides advisory services to other clients which invest in securities of the same type in which the Fund invests. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.

Compensation. The Adviser compensates the Fund’s Portfolio Managers for management of the Fund. Each Portfolio Manager’s compensation consists of fixed and variable components taking into account individual performance as well as the performance of the Adviser. Each Portfolio Manger’s salary is not directly dependent on the performance of the Fund or the level of assets in the Fund.

Ownership of Shares of the Fund. As of November 30, 2023, Mr. Davidowitz beneficially owned over $1,000,000 of equity securities in the Fund, Mr. Ficklin beneficially owned $100,001-$500,000 of equity securities in the Fund, and Mr. Ladoff beneficially owned $100,001-$500,000 of equity securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.